Other income	9 Months Ended
Sep. 30, 2023
Other income.
Other income

9.Other income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Insurance claims	32	70	310	1,686
Other income	1	—	59	2,521
	33	70	369	4,207